INCOME TAX MATTERS (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Matters
Deferred tax assets, at beginning	€ 771
Deferred tax assets recognized in profit or loss	7,407	771
Deferred tax assets, at ending	8,178	771
Deferred tax assets limitation on deductibility of Spanish CIT, at beginning
Recognized in profit or loss limitation on deductibility of Spanish CIT	5,986
Deferred tax assets limitation on deductibilities of Spanish CIT, at ending	5,986
Deferred tax asset share-based payments, at beginning	771
Recognized in profit or loss tax losses carried forward	854
Deferred tax assets tax losses carried forward, at beginning
Deferred tax assets tax losses carried forward, at ending	854
Deferred tax asset share-based payments recognized in profit or loss	567	771
Deferred tax asset share-based payments, at ending	1,338	771
Deferred tax liability, at beginning	710
Deferred tax liabilities recognized in profit or loss	710	(710)
Deferred tax liability, at beginning	(710)
Deferred tax liability, at ending		710
Deferred tax asset exchange differences, at beginning	(710)
Recognized in profit or loss exchange differences	710	(710)
Deferred tax asset exchange differences, at ending
Deferred tax asset	8,178	771
Deferred tax liability		€ 710